CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	71,128,456	71,128,456
Preferred Stock, Shares Issued	9,891,800	9,891,800